OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2012	2013

Accrued expenses and other	$4,461	$5,335
Subcontractors accrual	1,975	2,582
Accrued Taxes	1,918	2,739

	$8,354	$10,656